Summary of Significant Accounting Policies (Details Narrative) (10K) - CAD	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Cash and cash equivalents	CAD 0	CAD 0
Computer Equipment [Member]
Amortization estimated useful life of the asset	30% on a declining balance
Production Equipment [Member]
Amortization estimated useful life of the asset	20% on a declining balance
Leasehold Improvements [Member]
Amortized over the term of estimated useful life	5 years